UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                   Investment Company Act File Number: 811-32



                           Fundamental Investors, Inc.
               (Exact Name of Registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                   Date of fiscal year end: December 31, 2005

                     Date of reporting period: June 30, 2005





                                 Patrick F. Quan
                                    Secretary
                           Fundamental Investors, Inc.
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

FUNDAMENTAL INVESTORS

[abstract illustration of building blocks with pictures of various items on each block: house, hard hat, screwdriver, crane, corn cob, leaf, factory. Building blocks are being analyzed, pushed and measured by individuals.]

Semi-annual report for the six months ended June 30, 2005

FUNDAMENTAL INVESTORS(SM) seeks long-term growth of capital and income primarily through investments in common stocks.

This fund is one of the 29 American Funds. The organization ranks among the nation's three largest mutual fund families. For more than seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2005:

Class A shares                                                      1 year           5 years          10 years

Reflecting 5.75% maximum sales charge                               +5.28%           +1.01%            +10.76%

The fund's investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 22 for details.

The fund's 30-day yield for Class A shares as of July 31, 2005, calculated in accordance with the Securities and Exchange Commission formula, was 1.52%, which reflects a fee waiver (1.50% without the fee waiver). The fund's distribution rate for Class A shares as of that date was 1.56%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 5. Please see the inside back cover for important information about other share classes.

Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund's prospectus.

FELLOW SHAREHOLDERS:

[abstract illustration of a man holding a ruler larger than himself]

Despite an investment environment characterized by inflation worries, rising oil prices and concerns about the durability of the global economic recovery, Fundamental Investors finished in positive territory for the six months ended June 30, 2005. Shares of the fund rose 0.8% for those who reinvested dividends.

This total return was slightly higher than those of the fund's primary benchmarks, the Lipper Large-Cap Value Funds Index, which recorded a gain of 0.5%, and the unmanaged Standard & Poor's 500 Composite Index (-0.8%), a broad measure of U.S. stocks.

Extending the time period to include the past 12 months, Fundamental Investors' 11.7% total return was significantly ahead of those posted by both the Lipper Value index (+8.8%) and the S&P 500 (+6.3%).

We believe in maintaining a long-term perspective when it comes to your investments. So while we recognize the importance of short-term results, we are more gratified by the advantage Fundamental Investors has maintained over its benchmarks for longer, more meaningful periods, as shown in the table below.

[Begin Sidebar]
Results at a glance

Returns for periods ended June 30, 2005, with all distributions reinvested.

                                                                 Total returns                Average annual total returns
                                                          6 months       12 months        5 years      10 years       Lifetime(1)

Fundamental Investors                                       +0.8%         +11.7%           +2.2%         +11.4%         +13.9%
Lipper Large-Cap Value Funds Index                          +0.5           +8.8            +1.9           +9.5          +12.8
Lipper Large-Cap Core Funds Index                           -1.0           +4.8            -3.5           +8.5              --(2)
Standard & Poor's 500
     Composite Index(3)                                     -0.8           +6.3            -2.4           +9.9          +13.1

(1)      Since Capital Research and Management Company began managing the fund on August 1, 1978.
(2)      Index began on December 29, 1978.
(3)      Unmanaged.

[End Sidebar]

Relatively flat markets highlight the value of the income component of the fund's objective. During the six months, Fundamental Investors paid dividends totaling 20 cents a share, which accounted for a considerable portion of the fund's positive return.

With growing numbers of investors rediscovering the benefits of income, and rising corporate profits leading to increased payouts, the dividend culture seems to be strengthening -- a development that could benefit the fund going forward.

RUNNING IN PLACE

A stock market that had surged in the fall of 2004 began to languish in the new year as investors questioned whether the recent earnings recovery would taper off, and disappointing economic indicators sparked doubts about the global economy's strength. Additionally, rising oil prices and inflation fears -- and the Federal Reserve Board's methodical ratcheting up of the federal funds rate in response to those fears -- weighed on investors' minds. Despite these concerns, the period concluded on a brighter note, with U.S. markets on the rise as June saw consumer and corporate spending figures take a turn for the better.

The effect of currency translation had benefited the fund for more than two years, but detracted from results during the period, due to the dollar's considerable strengthening against the pound, euro and yen. In spite of the currency effect, the fund's non-U.S. holdings, which represent 25.9% of the portfolio, strongly supported results and we continue to believe that our ability to seek opportunities in non-U.S. markets is of long-term benefit to shareholders.

PORTFOLIO STRENGTH FROM FAMILIAR QUARTERS

Results for the fund's top 10 holdings exemplify conditions in the overall market: Five gained in value and five finished in negative territory.

Among industry sectors, energy was the greatest positive contributor, just as it had been for the last few reporting periods. Over the past year, the price of oil has continued to rise in response to strong global demand. And despite having steadily appreciated during the prior year, we believed that stocks of oil companies remained attractively valued at the outset of the reporting period, since most did not appear to fully reflect the significantly higher price of crude. For the six months, all the fund's holdings in the sector gained; most went up sharply. One of the leaders was Suncor Energy (+33.6%), the Canadian oil sands company we highlighted in the most recent annual report. In addition to being the fund's biggest holding, it was one of its largest gainers. Other notable movers included ConocoPhillips (+32.4%) and Royal Dutch Petroleum (+13.1%).

Stocks of metals and mining companies benefited from the continuing appetite for commodities in the developing world. Substantial price gains in a number of our positions, like BHP Billiton (+15.3%) and Potash Corp. (+15.1%), helped offset the negative figures turned in by a handful of others, including Alcoa (-16.8%) and Freeport-McMoRan Copper & Gold (-2.8%). We have maintained a significant concentration in the sector, and took advantage of elevated prices to sell some of our holdings -- realizing substantial gains after a long climb.

Utilities and retail stocks also showed relative strength.

On the other side of the ledger, industrials, which generally prosper during periods of economic expansion, suffered from the widespread perception that global growth had hit a soft patch. A number of the fund's larger holdings felt the impact: Parker Hannifin (-18.1%), Deere (-12.0%) and General Electric (-5.1%) all fell.

In addition, telecommunication services stocks were down almost across the board. Despite generally healthy profitability, improved balance sheets and strong cash flows, negative investor sentiment regarding the industry's future competitive environment hampered results. SBC Communications, the fund's ninth-largest holding, lost 7.8%; shares of France Telecom fell 11.5% and Verizon Communications (-14.7%) finished well into negative territory.

LOOKING AHEAD

Whether markets are rising, falling or seem to be standing still, our approach remains the same. We conduct intense, fundamental research in order to uncover reasonably priced companies with solid long-term prospects.

Based on that research, we are relatively optimistic about the current investment climate. Stock valuations are reasonable, dividends are reasserting their prominence, and the economy appears strong. With these conditions in mind and our focus on the long term, we will continue to seek out the best opportunities for Fundamental Investors and its shareholders.

We thank you for your continuing support.

Sincerely,

/s/ James F. Rothenberg                 /s/ Dina N. Perry

James F. Rothenberg                     Dina N. Perry
Vice Chairman and                       President
Principal Executive Officer

August 11, 2005

Henry E. Riggs, an independent Director of the fund since 1989, has been elected non-executive chairman of the Board. James F. Rothenberg, the previous chairman, has been elected vice chairman and will remain principal executive officer. As independent Board chair pursuant to recently adopted Securities and Exchange Commission regulations, Mr. Riggs will chair Board meetings, including executive sessions of the independent Directors, and will be responsible for Board agendas, but will not have other executive or management responsibilities with the fund. He will remain unaffiliated with Capital Research and Management Company, the fund's investment adviser, and any of its affiliates.

For current information about the fund, visit americanfunds.com.

OTHER SHARE CLASS RESULTS                                             unaudited


Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2005:

                                                                              1 year           5 years         Life of class
Class B shares
Reflecting applicable contingent deferred sales
     charge (CDSC), maximum of 5%, payable only
     if shares are sold within six years of purchase                          +5.86%           +1.07%            +2.26%(1)
Not reflecting CDSC                                                          +10.86%           +1.43%            +2.43%(1)

Class C shares
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                           +9.80%            --                +3.78%(2)
Not reflecting CDSC                                                          +10.80%            --                +3.78%(2)

Class F shares(3)
Not reflecting annual asset-based fee charged
     by sponsoring firm                                                      +11.61%            --                +4.60%(2)

Class 529-A shares(4)
Reflecting 5.75% maximum sales charge                                         +5.14%            --                +5.82%(5)
Not reflecting maximum sales charge                                          +11.57%            --                +7.69%(5)

Class 529-B shares(4)
Reflecting applicable CDSC, maximum of 5%, payable
      only if shares are sold within six years of purchase                    +5.67%            --                +6.56%(6)
Not reflecting CDSC                                                          +10.67%            --                +7.32%(6)

Class 529-C shares(4)
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                           +9.65%            --                +6.78%(5)
Not reflecting CDSC                                                          +10.65%            --                +6.78%(5)

Class 529-E shares(3,4)                                                      +11.22%            --                +5.67%(7)

Class 529-F shares(3,4)
Not reflecting annual asset-based fee charged
     by sponsoring firm                                                      +11.54%            --               +18.36%(8)

The fund's investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. In addition, the fund's principal underwriter also waived fees related to distribution services for Class 529-F. Fund results shown reflect these waivers, without which they would have been lower. Please see the Financial Highlights table on page 22 for details.

(1) From March 15, 2000, when Class B shares were first sold.
(2) From March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.
(5) From February 15, 2002, when Class 529-A and Class 529-C shares were first sold.
(6) From February 19, 2002, when Class 529-B shares were first sold.
(7) From March 7, 2002, when Class 529-E shares were first sold.
(8) From September 23, 2002, when Class 529-F shares were first sold.



SUMMARY INVESTMENT PORTFOLIO, June 30, 2005                           unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.


[begin pie chart]
                                              Percent of
Industry sector diversification               net assets

Energy                                           17.77 %
Industrials                                      12.68 %
Financials                                       11.74 %
Information technology                            9.90 %
Consumer discretionary                            9.44 %
Other industries                                 32.94 %
Convertible securities                             .65 %
Bonds & notes                                      .36 %
Cash & equivalents                                4.52 %
[end pie chart]


                                                                                                           Market       Percent
                                                                                                            value        of net
Common stocks  - 94.47%                                                                    Shares           (000)        assets

Energy  - 17.77%
Suncor Energy Inc.                                                                     18,546,307       $ 875,399         3.56%
Royal Dutch Petroleum Co. (New York registered)                                         8,925,000         579,233          2.35
Exxon Mobil Corp.                                                                       5,000,000         287,350          1.17
Halliburton Co.                                                                         5,500,000         263,010          1.07
Norsk Hydro ASA                                                                         2,168,000         198,863
Norsk Hydro ASA (ADR)                                                                     700,000          63,504          1.07
LUKoil Holding (ADR)                                                                    7,000,000         257,670          1.05
Murphy Oil Corp.                                                                        3,940,000         205,786           .84
Baker Hughes Inc.                                                                       3,968,000         203,003           .82
ConocoPhillips                                                                          3,450,000         198,341           .81
CONSOL Energy Inc.  (1)                                                                 3,700,000         198,246           .80
Unocal Corp.                                                                            2,928,664         190,510           .77
Other securities                                                                                          852,331          3.46
                                                                                                        4,373,246         17.77

Industrials  - 12.68%
Deere & Co.                                                                             5,500,000         360,195          1.46
Union Pacific Corp.                                                                     4,200,000         272,160          1.11
Caterpillar Inc.                                                                        2,700,000         257,337          1.05
General Electric Co.                                                                    7,100,000         246,015          1.00
General Dynamics Corp.                                                                  1,772,900         194,203           .79
Deutsche Post AG                                                                        8,275,000         193,238           .78
Raytheon Co.                                                                            4,461,372         174,529           .71
Parker Hannifin Corp.                                                                   2,800,000         173,628           .70
Tyco International Ltd.                                                                 5,750,000         167,900           .68
Other securities                                                                                        1,082,936          4.40
                                                                                                        3,122,141         12.68

Financials  - 11.74%
Washington Mutual, Inc.                                                                 8,450,000         343,831          1.40
Fannie Mae                                                                              5,567,800         325,160          1.32
Citigroup Inc.                                                                          5,150,000         238,085           .97
Allied Irish Banks, PLC                                                                 9,600,000         205,382           .83
Bank of Ireland                                                                        10,165,000         164,884           .67
Freddie Mac                                                                             2,025,000         132,091           .53
Other securities                                                                                        1,481,701          6.02
                                                                                                        2,891,134         11.74

Information technology  - 9.90%
Microsoft Corp.                                                                        21,225,000         527,229          2.14
Texas Instruments Inc.                                                                 11,963,024         335,802          1.36
Automatic Data Processing, Inc.                                                         4,600,000         193,062           .79
International Business Machines Corp.                                                   2,200,000         163,240           .66
Other securities                                                                                        1,217,618          4.95
                                                                                                        2,436,951          9.90

Consumer discretionary  - 9.44%
Lowe's Companies, Inc.                                                                  6,015,000         350,193          1.42
Time Warner Inc.  (2)                                                                  17,425,000         291,172          1.18
Target Corp.                                                                            4,890,000         266,065          1.08
Limited Brands, Inc.                                                                   10,815,980         231,678           .94
News Corp. Inc.                                                                        12,290,000         198,852           .81
Other securities                                                                                          985,607          4.01
                                                                                                        2,323,567          9.44

Materials  - 8.36%
Dow Chemical Co.                                                                        8,836,700         393,498          1.60
BHP Billiton Ltd.                                                                      17,995,030         248,517          1.01
Alcoa Inc.                                                                              7,973,800         208,355           .85
Rio Tinto PLC                                                                           6,000,000         183,583           .75
Weyerhaeuser Co.                                                                        2,883,000         183,503           .74
E.I. du Pont de Nemours and Co.                                                         3,850,000         165,589           .67
Other securities                                                                                          675,245          2.74
                                                                                                        2,058,290          8.36

Telecommunication services  - 7.67%
SBC Communications Inc.                                                                14,250,000         338,438          1.38
Verizon Communications Inc.                                                             5,000,000         172,750           .70
France Telecom, SA                                                                      5,800,000         169,373           .69
Other securities                                                                                        1,206,577          4.90
                                                                                                        1,887,138          7.67

Health care  - 5.82%
Merck & Co., Inc.                                                                       8,200,000         252,560          1.03
Roche Holding AG                                                                        1,949,316         246,437          1.00
Sanofi-Aventis                                                                          2,192,600         179,948           .73
Other securities                                                                                          753,980          3.06
                                                                                                        1,432,925          5.82

Consumer staples  - 5.11%
Altria Group, Inc.                                                                      8,114,800         524,703          2.13
Other securities                                                                                          733,025          2.98
                                                                                                        1,257,728          5.11

Utilities  - 4.97%
Dominion Resources, Inc.                                                                3,390,000         248,792          1.01
Questar Corp.                                                                           3,000,000         197,700           .80
Other securities                                                                                          776,968          3.16
                                                                                                        1,223,460          4.97

Miscellaneous  -  1.01%
Other common stocks in initial period of acquisition                                                      247,741          1.01


Total common stocks (cost: $18,475,737,000)                                                            23,254,321         94.47




Convertible securities  - 0.65%


Total convertible securities (cost: $143,177,000)                                                         159,140           .65





Bonds & notes  - 0.36%


Total bonds & notes (cost: $106,822,000)                                                                   88,404           .36




                                                                                 Principal amount
Short-term securities  - 4.53%                                                              (000)


Freddie Mac 3.04%-3.08% due 7/26-8/2/2005                                               $ 169,755         169,325           .69
CAFCO, LLC 3.04%-3.07% due 7/6-7/20/2005 (1)                                               49,800          49,746
Ciesco LLC 3.125% due 8/3/2005                                                             15,600          15,555           .31
Citicorp 3.11% due 7/25/2005                                                               10,800          10,777
Edison Asset Securitization LLC 3.15% due 8/5/2005(1)                                      22,300          22,230           .09
Other securities                                                                                          846,264          3.44


Total short-term securities (cost: $1,113,872,000)                                                      1,113,897          4.53


Total investment securities (cost: $19,839,608,000)                                                    24,615,762        100.01
Other assets less liabilities                                                                                (997)        (0.01)

Net assets                                                                                            $24,614,765       100.00%

"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $1,069,415,000, which represented 4.34% of the net assets of the fund.
(2) Security did not produce income during the last 12 months.

ADR = American Depositary Receipts

See Notes to Financial Statements


FINANCIAL STATEMENTS

Statement of assets and liabilities                                  unaudited
at June 30, 2005                             (dollars and shares in thousands,
                                                     except per-share amounts)

Assets:
 Investment securities at market (cost: $19,839,608)                                                                  $24,615,762
 Cash                                                                                                                       2,374
 Receivables for:
  Sales of investments                                                                            $31,806
  Sales of fund's shares                                                                           26,431
  Dividends and interest                                                                           43,967                 102,204
                                                                                                                       24,720,340
Liabilities:
 Payables for:
  Purchases of investments                                                                         72,306
  Repurchases of fund's shares                                                                     18,708
  Investment advisory services                                                                      4,852
  Services provided by affiliates                                                                   7,603
  Deferred Directors' compensation                                                                  1,348
  Other fees and expenses                                                                             758                 105,575
Net assets at June 30, 2005                                                                                           $24,614,765

Net assets consist of:
 Capital paid in on shares of capital stock                                                                           $20,140,439
 Undistributed net investment income                                                                                      190,019
 Accumulated net realized loss                                                                                           (491,347)
 Net unrealized appreciation                                                                                            4,775,654
Net assets at June 30, 2005                                                                                           $24,614,765

Total authorized capital stock - 1,000,000 shares, $1.00 par value (762,019 total shares outstanding)

                                                              Net assets         Shares outstanding     Net asset value per share
                                                                                                                              (1)
Class A                                                      $21,600,914                    668,591                        $32.31
Class B                                                          976,236                     30,274                         32.25
Class C                                                          623,520                     19,353                         32.22
Class F                                                          499,145                     15,456                         32.29
Class 529-A                                                      174,696                      5,410                         32.29
Class 529-B                                                       32,657                      1,012                         32.29
Class 529-C                                                       54,755                      1,696                         32.28
Class 529-E                                                        8,817                        273                         32.28
Class 529-F                                                        3,082                         95                         32.27
Class R-1                                                          8,543                        265                         32.23
Class R-2                                                        118,551                      3,680                         32.22
Class R-3                                                        163,581                      5,070                         32.27
Class R-4                                                        136,197                      4,220                         32.27
Class R-5                                                        214,071                      6,624                         32.32

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $34.28 and $34.26, respectively.

See Notes to Financial Statements


STATEMENT OF OPERATIONS                                              unaudited
for the six months ended June 30, 2005                  (dollars in thousands)

Investment income:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $10,979)                                                                           $283,799
  Interest                                                                                              30,048            $313,847

 Fees and expenses:
  Investment advisory services                                                                          31,946
  Distribution services                                                                                 35,436
  Transfer agent services                                                                               10,319
  Administrative services                                                                                1,911
  Reports to shareholders                                                                                  230
  Registration statement and prospectus                                                                    469
  Postage, stationery and supplies                                                                       1,392
  Directors' compensation                                                                                  173
  Auditing and legal                                                                                        56
  Custodian                                                                                                853
  State and local taxes                                                                                      1
  Other                                                                                                    109
  Total expenses before reimbursements/waivers                                                          82,895
 Less reimbursement/waiver of expenses:
  Investment advisory services                                                                           2,400
  Distribution services                                                                                      1
  Administrative services                                                                                  115
  Total expenses after reimbursement/waiver of expenses                                                                     80,379
 Net investment income                                                                                                     233,468

Net realized gain and unrealized
 depreciation on investments
 and non-U.S. currency:
 Net realized gain (loss) on:
  Investments                                                                                          328,970
  Non-U.S. currency transactions                                                                        (1,707)            327,263
 Net unrealized depreciation on:
  Investments                                                                                         (370,315)
  Non-U.S. currency translations                                                                           (24)           (370,339)
   Net realized gain and
    unrealized depreciation
    on investments and non-U.S. currency                                                                                   (43,076)
Net increase in net assets resulting
 from operations                                                                                                          $190,392


See Notes to Financial Statements




Statements of changes in net assets                     (dollars in thousands)

                                                                                                    Six months          Year ended
                                                                                                ended June 30,        December 31,
                                                                                                         2005*                2004
Operations:
 Net investment income                                                                                $233,468            $438,828
 Net realized gain on investments and
  non-U.S. currency transactions                                                                       327,263             611,565
 Net unrealized (depreciation) appreciation
  on investments and non-U.S. currency translations                                                   (370,339)          1,889,494
  Net increase in net assets
   resulting from operations                                                                           190,392           2,939,887

Dividends paid to shareholders from net investment income and non-U.S. currency gains                 (144,187)           (404,177)

Capital share transactions                                                                             351,138             497,675

Total increase in net assets                                                                           397,343           3,033,385

Net assets:
 Beginning of period                                                                                24,217,422          21,184,037
 End of period (including undistributed
  net investment income: $190,019 and $100,738, respectively)                                      $24,614,765         $24,217,422

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Fundamental Investors, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income primarily through investments in common stocks.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None           Declines from 5% to 0%    Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

CollegeAmerica is a registered trademark of the Virginia College Savings
Plan.(sm)

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. Short-term securities originally purchased with maturities greater than 60 days but that now have 60 days or less remaining to maturity, are valued based on the amortized difference between the par value and the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. withholding taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. As of June 30, 2005, non-U.S. taxes provided on unrealized gains were $549,000.

3.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of June 30, 2005, the cost of investment securities for federal income tax purposes was $19,850,947,000.

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and non-U.S. currency gains                                              $190,445
Accumulated short-term capital losses                                                                        (807,546)
Undistributed long-term capital gains                                                                         328,461
Gross unrealized appreciation on investment securities                                                      5,799,432
Gross unrealized depreciation on investment securities                                                     (1,034,617)
Net unrealized appreciation on investment securities                                                        4,764,815

Accumulated short-term capital losses above include capital loss carryforwards of $66,479,000 and $740,962,000 expiring in 2010 and 2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the six months ended June 30, 2005, the fund realized, on a tax basis, a net capital gain of $328,356,000.

Ordinary income distributions paid to shareholders from net investment income and non-U.S. currency gains were as follows (dollars in thousands):

Share class                                                     Six months ended June 30, 2005        Year ended December 31, 2004
Class A                                                                              $ 133,530                           $ 372,550
Class B                                                                                  2,474                               9,991
Class C                                                                                  1,329                               5,262
Class F                                                                                  2,819                               7,307
Class 529-A                                                                                921                               2,122
Class 529-B                                                                                 51                                 234
Class 529-C                                                                                 85                                 363
Class 529-E                                                                                 34                                  89
Class 529-F                                                                                 16                                  30
Class R-1                                                                                   18                                  51
Class R-2                                                                                  253                                 831
Class R-3                                                                                  645                               1,486
Class R-4                                                                                  692                               1,232
Class R-5                                                                                1,320                               2,629
Total                                                                                $ 144,187                           $ 404,177

4.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.240% on such assets in excess of $27 billion. CRMC is currently waiving a portion of these fees. At the beginning of the period, CRMC was waiving 5% of these fees and increased the waiver to 10% on April 1, 2005. During the six months ended June 30, 2005, the total investment advisory services fees waived by CRMC were $2,400,000. As a result, the fee shown on the accompanying financial statements of $31,946,000, which was equivalent to an annualized rate of 0.267%, was reduced to $29,546,000, or 0.247% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold. AFD is currently waiving a portion of these fees to the extent the amounts paid to qualified dealers or advisers was less than the approved limit. During the six months ended June 30, 2005, the total distribution services fees waived by AFD were $1,000, which related to Class 529-F.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2005, there were no unreimbursed expenses subject to reimbursement for classes A and 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below/on the next page.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended June 30, 2005, CRMC agreed to pay AFS a portion of these fees for classes R-1 and R-2. For the six months ended June 30, 2005, the total administrative services fees paid by CRMC were $1,000 and $114,000 for classes R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

          Expenses under the agreements described above for the six months ended June 30, 2005, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $25,667          $9,838         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          4,766             481          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          2,926          Included             $439                $70            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F           587           Included              352                 32            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         145           Included              118                 12                 $79
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         152           Included              23                  7                   15
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         246           Included              37                  9                   25
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E          20           Included               6                  -*                   4
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          3            Included               2                  -*                   1
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1           37           Included               5                  3             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          396           Included              79                 255            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          358           Included              108                 58            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4          133           Included              80                  3             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              87                  2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $35,436          $10,319            $1,336              $451                 $124
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation of $173,000, shown on the accompanying financial statements, includes $148,000 in current fees (either paid in cash or deferred) and a net increase of $25,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class                                                               Sales(1)                      Reinvestments of dividends
                                                                  Amount             Shares                Amount           Shares
Six months ended June 30, 2005
Class A                                                      $ 1,271,562             39,980             $ 125,912            3,928
Class B                                                           50,398              1,589                 2,383               74
Class C                                                           94,134              2,970                 1,270               40
Class F                                                           92,968              2,922                 2,461               77
Class 529-A                                                       30,863                971                   921               29
Class 529-B                                                        3,596                113                    51                2
Class 529-C                                                       10,733                337                    85                3
Class 529-E                                                        1,460                 46                    34                1
Class 529-F                                                          743                 23                    16                1
Class R-1                                                          2,954                 93                    18                1
Class R-2                                                         35,383              1,116                   253                8
Class R-3                                                         52,424              1,648                   643               20
Class R-4                                                         66,194              2,118                   692               22
Class R-5                                                         85,035              2,666                 1,165               36
Total net increase
   (decrease)                                                $ 1,798,447             56,592             $ 135,904            4,242

Year ended December 31, 2004
Class A                                                      $ 2,128,875             71,901             $ 351,340           11,834
Class B                                                          110,433              3,739                 9,629              320
Class C                                                          147,896              5,005                 5,035              167
Class F                                                          187,702              6,362                 6,418              216
Class 529-A                                                       46,582              1,571                 2,122               71
Class 529-B                                                        8,121                274                   234                8
Class 529-C                                                       15,730                531                   363               12
Class 529-E                                                        2,339                 79                    89                3
Class 529-F                                                        1,251                 42                    31                1
Class R-1                                                          4,263                146                    51                1
Class R-2                                                         52,680              1,793                   831               28
Class R-3                                                         68,710              2,325                 1,481               49
Class R-4                                                         44,674              1,514                 1,233               42
Class R-5                                                         27,580                928                 2,298               78
Total net increase
   (decrease)                                                $ 2,846,836             96,210             $ 381,155           12,830




Share class                                                            Repurchases(1)                            Net increase
                                                                   Amount           Shares                 Amount            Shares
Six months ended June 30, 2005
Class A                                                      $ (1,375,119)         (43,257)              $ 22,355               651
Class B                                                           (49,215)          (1,551)                 3,566               112
Class C                                                           (39,713)          (1,253)                55,691             1,757
Class F                                                           (60,600)          (1,908)                34,829             1,091
Class 529-A                                                        (3,705)            (116)                28,079               884
Class 529-B                                                          (398)             (12)                 3,249               103
Class 529-C                                                        (1,503)             (48)                 9,315               292
Class 529-E                                                          (114)              (4)                 1,380                43
Class 529-F                                                           (86)              (3)                   673                21
Class R-1                                                            (604)             (19)                 2,368                75
Class R-2                                                         (10,967)            (345)                24,669               779
Class R-3                                                         (14,626)            (461)                38,441             1,207
Class R-4                                                         (12,773)            (402)                54,113             1,738
Class R-5                                                         (13,790)            (433)                72,410             2,269
Total net increase
   (decrease)                                                $ (1,583,213)         (49,812)             $ 351,138            11,022

Year ended December 31, 2004
Class A                                                      $ (2,413,347)         (81,685)              $ 66,868             2,050
Class B                                                           (86,500)          (2,936)                33,562             1,123
Class C                                                           (57,179)          (1,947)                95,752             3,225
Class F                                                           (88,450)          (2,984)               105,670             3,594
Class 529-A                                                        (5,035)            (170)                43,669             1,472
Class 529-B                                                          (586)             (20)                 7,769               262
Class 529-C                                                        (2,040)             (68)                14,053               475
Class 529-E                                                          (190)              (6)                 2,238                76
Class 529-F                                                          (222)              (8)                 1,060                35
Class R-1                                                            (915)             (31)                 3,399               116
Class R-2                                                         (14,324)            (486)                39,187             1,335
Class R-3                                                         (23,310)            (791)                46,881             1,583
Class R-4                                                         (22,061)            (723)                23,846               833
Class R-5                                                         (16,157)            (550)                13,721               456
Total net increase
   (decrease)                                                $ (2,730,316)         (92,405)             $ 497,675            16,635

(1) Includes exchanges between share classes of the fund.

6.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $3,369,540,000 and $2,715,856,000, respectively, during the six months ended June 30, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended June 30, 2005, the custodian fee of $853,000, shown on the accompanying financial statements, includes $11,000 that was offset by this reduction, rather than paid in cash.


Financial highlights (1)

                                                                                Income (loss) from investment operations(2)
                                                                                                        Net
                                                                  Net asset                  (losses) gains
                                                                     value,          Net      on securities      Total from
                                                                  beginning   investment     (both realized      investment
                                                                  of period       income    and unrealized)      operations
Class A:
 Six months ended 6/30/2005 (5)                                      $32.25         $.32             $(.06)            $.26
 Year ended 12/31/2004                                                28.85          .61              3.35             3.96
 Year ended 12/31/2003                                                22.23          .50              6.52             7.02
 Year ended 12/31/2002                                                27.45          .42             (5.14)           (4.72)
 Year ended 12/31/2001                                                31.16          .40             (3.34)           (2.94)
 Year ended 12/31/2000                                                32.59          .42               .90             1.32
Class B:
 Six months ended 6/30/2005 (5)                                       32.19          .20              (.06)             .14
 Year ended 12/31/2004                                                28.80          .38              3.35             3.73
 Year ended 12/31/2003                                                22.19          .31              6.51             6.82
 Year ended 12/31/2002                                                27.40          .23             (5.14)           (4.91)
 Year ended 12/31/2001                                                31.12          .18             (3.34)           (3.16)
 Period from 3/15/2000 to 12/31/2000                                  31.93          .15              1.02             1.17
Class C:
 Six months ended 6/30/2005 (5)                                       32.17          .19              (.07)             .12
 Year ended 12/31/2004                                                28.78          .37              3.34             3.71
 Year ended 12/31/2003                                                22.17          .30              6.51             6.81
 Year ended 12/31/2002                                                27.39          .21             (5.14)           (4.93)
 Period from 3/15/2001 to 12/31/2001                                  28.52          .11             (1.13)           (1.02)
Class F:
 Six months ended 6/30/2005 (5)                                       32.24          .31              (.07)             .24
 Year ended 12/31/2004                                                28.84          .59              3.35             3.94
 Year ended 12/31/2003                                                22.22          .49              6.52             7.01
 Year ended 12/31/2002                                                27.44          .40             (5.14)           (4.74)
 Period from 3/15/2001 to 12/31/2001                                  28.56          .28             (1.12)            (.84)
Class 529-A:
 Six months ended 6/30/2005 (5)                                       32.24          .30              (.07)             .23
 Year ended 12/31/2004                                                28.84          .59              3.34             3.93
 Year ended 12/31/2003                                                22.22          .50              6.52             7.02
 Period from 2/15/2002 to 12/31/2002                                  26.71          .33             (4.34)           (4.01)
Class 529-B:
 Six months ended 6/30/2005 (5)                                       32.23          .17              (.06)             .11
 Year ended 12/31/2004                                                28.83          .33              3.35             3.68
 Year ended 12/31/2003                                                22.22          .27              6.52             6.79
 Period from 2/19/2002 to 12/31/2002                                  26.27          .16             (3.91)           (3.75)
Class 529-C:
 Six months ended 6/30/2005 (5)                                       32.23          .17              (.07)             .10
 Year ended 12/31/2004                                                28.83          .34              3.34             3.68
 Year ended 12/31/2003                                                22.22          .27              6.52             6.79
 Period from 2/15/2002 to 12/31/2002                                  26.71          .16             (4.34)           (4.18)
Class 529-E:
 Six months ended 6/30/2005 (5)                                       32.23          .25              (.07)             .18
 Year ended 12/31/2004                                                28.83          .49              3.35             3.84
 Year ended 12/31/2003                                                22.21          .40              6.52             6.92
 Period from 3/7/2002 to 12/31/2002                                   28.13          .26             (5.85)           (5.59)
Class 529-F:
 Six months ended 6/30/2005 (5)                                       32.22          .31              (.07)             .24
 Year ended 12/31/2004                                                28.82          .58              3.33             3.91
 Year ended 12/31/2003                                                22.22          .45              6.52             6.97
 Period from 9/23/2002 to 12/31/2002                                  21.22          .12              1.08             1.20




Financial highlights (1)                                           (continued)

                                                                                Income (loss) from investment operations(2)
                                                                                                        Net
                                                                  Net asset                  (losses) gains
                                                                     value,          Net      on securities      Total from
                                                                  beginning   investment     (both realized      investment
                                                                  of period       income    and unrealized)      operations
Class R-1:
 Six months ended 6/30/2005 (5)                                      $32.18         $.19             $(.07)            $.12
 Year ended 12/31/2004                                                28.79          .37              3.33             3.70
 Year ended 12/31/2003                                                22.19          .27              6.54             6.81
 Period from 6/19/2002 to 12/31/2002                                  26.04          .13             (3.75)           (3.62)
Class R-2:
 Six months ended 6/30/2005 (5)                                       32.17          .19              (.07)             .12
 Year ended 12/31/2004                                                28.77          .38              3.34             3.72
 Year ended 12/31/2003                                                22.18          .30              6.51             6.81
 Period from 5/21/2002 to 12/31/2002                                  27.39          .14             (5.13)           (4.99)
Class R-3:
 Six months ended 6/30/2005 (5)                                       32.21          .26              (.06)             .20
 Year ended 12/31/2004                                                28.82          .50              3.33             3.83
 Year ended 12/31/2003                                                22.21          .40              6.52             6.92
 Period from 6/4/2002 to 12/31/2002                                   26.66          .18             (4.38)           (4.20)
Class R-4:
 Six months ended 6/30/2005 (5)                                       32.22          .31              (.07)             .24
 Year ended 12/31/2004                                                28.83          .60              3.33             3.93
 Year ended 12/31/2003                                                22.21          .48              6.53             7.01
 Period from 7/25/2002 to 12/31/2002                                  21.75          .22               .55              .77
Class R-5:
 Six months ended 6/30/2005 (5)                                       32.26          .36              (.06)             .30
 Year ended 12/31/2004                                                28.86          .68              3.35             4.03
 Year ended 12/31/2003                                                22.23          .56              6.53             7.09
 Period from 5/15/2002 to 12/31/2002                                  27.62          .28             (5.34)           (5.06)



Financial highlights (1)

                                                                          Dividends and distributions

                                                                  Dividends
                                                                  (from net   Distributions           Total       Net asset
                                                                 investment   (from capital   dividends and      value, end
                                                                     income)        gains)    distributions       of period
Class A:
 Six months ended 6/30/2005 (5)                                       $(.20)           $-            $(.20)          $32.31
 Year ended 12/31/2004                                                 (.56)            -             (.56)           32.25
 Year ended 12/31/2003                                                 (.40)            -             (.40)           28.85
 Year ended 12/31/2002                                                 (.50)            -             (.50)           22.23
 Year ended 12/31/2001                                                 (.40)         (.37)            (.77)           27.45
 Year ended 12/31/2000                                                 (.40)        (2.35)           (2.75)           31.16
Class B:
 Six months ended 6/30/2005 (5)                                        (.08)            -             (.08)           32.25
 Year ended 12/31/2004                                                 (.34)            -             (.34)           32.19
 Year ended 12/31/2003                                                 (.21)            -             (.21)           28.80
 Year ended 12/31/2002                                                 (.30)            -             (.30)           22.19
 Year ended 12/31/2001                                                 (.19)         (.37)            (.56)           27.40
 Period from 3/15/2000 to 12/31/2000                                   (.13)        (1.85)           (1.98)           31.12
Class C:
 Six months ended 6/30/2005 (5)                                        (.07)            -             (.07)           32.22
 Year ended 12/31/2004                                                 (.32)            -             (.32)           32.17
 Year ended 12/31/2003                                                 (.20)            -             (.20)           28.78
 Year ended 12/31/2002                                                 (.29)            -             (.29)           22.17
 Period from 3/15/2001 to 12/31/2001                                   (.11)            -             (.11)           27.39
Class F:
 Six months ended 6/30/2005 (5)                                        (.19)            -             (.19)           32.29
 Year ended 12/31/2004                                                 (.54)            -             (.54)           32.24
 Year ended 12/31/2003                                                 (.39)            -             (.39)           28.84
 Year ended 12/31/2002                                                 (.48)            -             (.48)           22.22
 Period from 3/15/2001 to 12/31/2001                                   (.28)            -             (.28)           27.44
Class 529-A:
 Six months ended 6/30/2005 (5)                                        (.18)            -             (.18)           32.29
 Year ended 12/31/2004                                                 (.53)            -             (.53)           32.24
 Year ended 12/31/2003                                                 (.40)            -             (.40)           28.84
 Period from 2/15/2002 to 12/31/2002                                   (.48)            -             (.48)           22.22
Class 529-B:
 Six months ended 6/30/2005 (5)                                        (.05)            -             (.05)           32.29
 Year ended 12/31/2004                                                 (.28)            -             (.28)           32.23
 Year ended 12/31/2003                                                 (.18)            -             (.18)           28.83
 Period from 2/19/2002 to 12/31/2002                                   (.30)            -             (.30)           22.22
Class 529-C:
 Six months ended 6/30/2005 (5)                                        (.05)            -             (.05)           32.28
 Year ended 12/31/2004                                                 (.28)            -             (.28)           32.23
 Year ended 12/31/2003                                                 (.18)            -             (.18)           28.83
 Period from 2/15/2002 to 12/31/2002                                   (.31)            -             (.31)           22.22
Class 529-E:
 Six months ended 6/30/2005 (5)                                        (.13)            -             (.13)           32.28
 Year ended 12/31/2004                                                 (.44)            -             (.44)           32.23
 Year ended 12/31/2003                                                 (.30)            -             (.30)           28.83
 Period from 3/7/2002 to 12/31/2002                                    (.33)            -             (.33)           22.21
Class 529-F:
 Six months ended 6/30/2005 (5)                                        (.19)            -             (.19)           32.27
 Year ended 12/31/2004                                                 (.51)            -             (.51)           32.22
 Year ended 12/31/2003                                                 (.37)            -             (.37)           28.82
 Period from 9/23/2002 to 12/31/2002                                   (.20)            -             (.20)           22.22




Financial highlights (1)                                            (continued)

                                                                          Dividends and distributions

                                                                  Dividends
                                                                  (from net   Distributions           Total       Net asset
                                                                 investment   (from capital   dividends and      value, end
                                                                     income)        gains)    distributions       of period
Class R-1:
 Six months ended 6/30/2005 (5)                                       $(.07)           $-            $(.07)          $32.23
 Year ended 12/31/2004                                                 (.31)            -             (.31)           32.18
 Year ended 12/31/2003                                                 (.21)            -             (.21)           28.79
 Period from 6/19/2002 to 12/31/2002                                   (.23)            -             (.23)           22.19
Class R-2:
 Six months ended 6/30/2005 (5)                                        (.07)            -             (.07)           32.22
 Year ended 12/31/2004                                                 (.32)            -             (.32)           32.17
 Year ended 12/31/2003                                                 (.22)            -             (.22)           28.77
 Period from 5/21/2002 to 12/31/2002                                   (.22)            -             (.22)           22.18
Class R-3:
 Six months ended 6/30/2005 (5)                                        (.14)            -             (.14)           32.27
 Year ended 12/31/2004                                                 (.44)            -             (.44)           32.21
 Year ended 12/31/2003                                                 (.31)            -             (.31)           28.82
 Period from 6/4/2002 to 12/31/2002                                    (.25)            -             (.25)           22.21
Class R-4:
 Six months ended 6/30/2005 (5)                                        (.19)            -             (.19)           32.27
 Year ended 12/31/2004                                                 (.54)            -             (.54)           32.22
 Year ended 12/31/2003                                                 (.39)            -             (.39)           28.83
 Period from 7/25/2002 to 12/31/2002                                   (.31)            -             (.31)           22.21
Class R-5:
 Six months ended 6/30/2005 (5)                                        (.24)            -             (.24)           32.32
 Year ended 12/31/2004                                                 (.63)            -             (.63)           32.26
 Year ended 12/31/2003                                                 (.46)            -             (.46)           28.86
 Period from 5/15/2002 to 12/31/2002                                   (.33)            -             (.33)           22.23




Financial highlights (1)

                                                                                  Ratio of expenses  Ratio of expenses
                                                                                     to average net     to average net     Ratio of
                                                                       Net assets,    assets before       assets after   net income
                                                              Total  end of period  reimbursements/    reimbursements/   to average
                                                          return (3) (in millions)          waivers        waivers (4)   net assets

 Six months ended 6/30/2005 (5)                                 .81%       $21,601         .63% (6)           .61% (6)    2.01% (6)
 Year ended 12/31/2004                                        13.91         21,543         .63                .63         2.05
 Year ended 12/31/2003                                        31.96         19,212         .66                .66         2.08
 Year ended 12/31/2002                                       (17.34)        15,201         .67                .67         1.68
 Year ended 12/31/2001                                        (9.55)        19,331         .65                .65         1.41
 Year ended 12/31/2000                                         4.27         19,872         .64                .64         1.28
Class B:
 Six months ended 6/30/2005 (5)                                 .45            976        1.40 (6)           1.38 (6)     1.25 (6)
 Year ended 12/31/2004                                        13.03            971        1.40               1.39         1.29
 Year ended 12/31/2003                                        30.97            836        1.44               1.44         1.30
 Year ended 12/31/2002                                       (17.97)           618        1.45               1.45          .91
 Year ended 12/31/2001                                       (10.24)           653        1.42               1.42          .64
 Period from 3/15/2000 to 12/31/2000                           3.73            299        1.39 (6)           1.39 (6)      .53 (6)
Class C:
 Six months ended 6/30/2005 (5)                                 .38            623        1.47 (6)           1.45 (6)     1.19 (6)
 Year ended 12/31/2004                                        12.96            566        1.47               1.46         1.24
 Year ended 12/31/2003                                        30.93            413        1.50               1.50         1.23
 Year ended 12/31/2002                                       (18.06)           266        1.50               1.50          .86
 Period from 3/15/2001 to 12/31/2001                          (3.60)           203        1.55 (6)           1.55 (6)      .49 (6)
Class F:
 Six months ended 6/30/2005 (5)                                 .75            499         .70 (6)            .68 (6)     1.95 (6)
 Year ended 12/31/2004                                        13.84            463         .70                .70         2.02
 Year ended 12/31/2003                                        31.92            311         .71                .71         2.02
 Year ended 12/31/2002                                       (17.38)           203         .72                .72         1.65
 Period from 3/15/2001 to 12/31/2001                          (2.97)           153         .74 (6)            .74 (6)     1.31 (6)
Class 529-A:
 Six months ended 6/30/2005 (5)                                 .76            175         .74 (6)            .72 (6)     1.92 (6)
 Year ended 12/31/2004                                        13.77            146         .73                .72         2.00
 Year ended 12/31/2003                                        31.99             88         .68                .68         2.03
 Period from 2/15/2002 to 12/31/2002                         (15.16)            39         .76 (6)            .76 (6)     1.64 (6)
Class 529-B:
 Six months ended 6/30/2005 (5)                                 .35             33        1.59 (6)           1.57 (6)     1.07 (6)
 Year ended 12/31/2004                                        12.83             29        1.59               1.59         1.13
 Year ended 12/31/2003                                        30.74             19        1.61               1.61         1.10
 Period from 2/19/2002 to 12/31/2002                         (14.35)             8        1.62 (6)           1.62 (6)      .77 (6)
Class 529-C:
 Six months ended 6/30/2005 (5)                                 .33             55        1.58 (6)           1.56 (6)     1.08 (6)
 Year ended 12/31/2004                                        12.84             45        1.58               1.58         1.14
 Year ended 12/31/2003                                        30.75             27        1.60               1.60         1.11
 Period from 2/15/2002 to 12/31/2002                         (15.74)            11        1.60 (6)           1.60 (6)      .79 (6)
Class 529-E:
 Six months ended 6/30/2005 (5)                                 .61              9        1.06 (6)           1.04 (6)     1.60 (6)
 Year ended 12/31/2004                                        13.40              7        1.06               1.05         1.66
 Year ended 12/31/2003                                        31.42              4        1.08               1.08         1.61
 Period from 3/7/2002 to 12/31/2002                          (19.92)             2        1.07 (6)           1.07 (6)     1.35 (6)
Class 529-F:
 Six months ended 6/30/2005 (5)                                 .74              3         .81 (6)            .63 (6)     2.02 (6)
 Year ended 12/31/2004                                        13.73              2         .81                .80         1.95
 Year ended 12/31/2003                                        31.72              1         .82                .82         1.81
 Period from 9/23/2002 to 12/31/2002                           5.65              - (7)     .22                .22          .51




Financial highlights (1)                                            (continued)


                                                                                   Ratio of expense  Ratio of expenses
                                                                                     to average net     to average net     Ratio of
                                                                       Net assets,    assets before       assets after   net income
                                                              Total  end of period  reimbursements/    reimbursements/   to average
                                                             return  (in millions)          waivers        waivers (4)   net assets
Class R-1:
 Six months ended 6/30/2005 (5)                                 .38%            $8        1.52% (6)          1.47% (6)    1.18% (6)
 Year ended 12/31/2004                                        12.92              6        1.53               1.49         1.26
 Year ended 12/31/2003                                        30.90              2        1.70               1.50         1.08
 Period from 6/19/2002 to 12/31/2002                         (13.91)             - (7)    4.20 (6)           1.50 (6)     1.11 (6)
Class R-2:
 Six months ended 6/30/2005 (5)                                 .39            119        1.67 (6)           1.43 (6)     1.21 (6)
 Year ended 12/31/2004                                        13.02             93        1.76               1.45         1.29
 Year ended 12/31/2003                                        30.93             45        1.94               1.46         1.19
 Period from 5/21/2002 to 12/31/2002                         (18.22)             7        1.64 (6)           1.46 (6)     1.05 (6)
Class R-3:
 Six months ended 6/30/2005 (5)                                 .63            164        1.02 (6)           1.00 (6)     1.65 (6)
 Year ended 12/31/2004                                        13.41            125        1.05               1.04         1.69
 Year ended 12/31/2003                                        31.45             66        1.10               1.08         1.60
 Period from 6/4/2002 to 12/31/2002                          (15.75)            11        1.13 (6)           1.08 (6)     1.41 (6)
Class R-4:
 Six months ended 6/30/2005 (5)                                 .76            136         .69 (6)            .67 (6)     2.00 (6)
 Year ended 12/31/2004                                        13.85             80         .69                .69         2.04
 Year ended 12/31/2003                                        31.91             48         .71                .71         1.94
 Period from 7/25/2002 to 12/31/2002                           3.51              7         .34                .32          .96
Class R-5:
 Six months ended 6/30/2005 (5)                                 .93            214         .39 (6)            .37 (6)     2.29 (6)
 Year ended 12/31/2004                                        14.19            141         .39                .39         2.31
 Year ended 12/31/2003                                        32.34            112         .39                .39         2.30
 Period from 5/15/2002 to 12/31/2002                         (18.34)            53         .40 (6)            .40 (6)     1.91 (6)


                                                            Six months ended
                                                                 June 30,                     Year ended December 31
                                                                  2005(5)         2004      2003       2002       2001       2000

Portfolio turnover rate for all classes of shares                  12%             30%       31%        38%        29%        43%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. During the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services. In addition, during the six months ended 6/30/2005, AFD agreed to waive a portion of the fees related to distribution services for Class 529-F.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.


See Notes to Financial Statements


EXPENSE EXAMPLE                                                       unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                               Beginning account            Ending account          Expenses paid        Annualized
                                                  value 1/1/2005           value 6/30/2005       during period(1)     expense ratio

Class A -- actual return                               $1,000.00                 $1,008.14                  $3.04              .61%
Class A -- assumed 5% return                            1,000.00                  1,021.77                   3.06              .61
Class B -- actual return                                1,000.00                  1,004.46                   6.86             1.38
Class B -- assumed 5% return                            1,000.00                  1,017.95                   6.90             1.38
Class C -- actual return                                1,000.00                  1,003.78                   7.20             1.45
Class C -- assumed 5% return                            1,000.00                  1,017.60                   7.25             1.45
Class F -- actual return                                1,000.00                  1,007.48                   3.38              .68
Class F -- assumed 5% return                            1,000.00                  1,021.42                   3.41              .68
Class 529-A -- actual return                            1,000.00                  1,007.61                   3.58              .72
Class 529-A -- assumed 5% return                        1,000.00                  1,021.22                   3.61              .72
Class 529-B -- actual return                            1,000.00                  1,003.51                   7.80             1.57
Class 529-B -- assumed 5% return                        1,000.00                  1,017.01                   7.85             1.57
Class 529-C -- actual return                            1,000.00                  1,003.26                   7.75             1.56
Class 529-C -- assumed 5% return                        1,000.00                  1,017.06                   7.80             1.56
Class 529-E -- actual return                            1,000.00                  1,006.10                   5.17             1.04
Class 529-E -- assumed 5% return                        1,000.00                  1,019.64                   5.21             1.04
Class 529-F -- actual return                            1,000.00                  1,007.40                   3.14              .63
Class 529-F -- assumed 5% return                        1,000.00                  1,021.67                   3.16              .63
Class R-1 -- actual return                              1,000.00                  1,003.80                   7.30             1.47
Class R-1 -- assumed 5% return                          1,000.00                  1,017.50                   7.35             1.47
Class R-2 -- actual return                              1,000.00                  1,003.88                   7.10             1.43
Class R-2 -- assumed 5% return                          1,000.00                  1,017.70                   7.15             1.43
Class R-3 -- actual return                              1,000.00                  1,006.28                   4.97             1.00
Class R-3 -- assumed 5% return                          1,000.00                  1,019.84                   5.01             1.00
Class R-4 -- actual return                              1,000.00                  1,007.63                   3.34              .67
Class R-4 -- assumed 5% return                          1,000.00                  1,021.47                   3.36              .67
Class R-5 -- actual return                              1,000.00                  1,009.32                   1.84              .37
Class R-5 -- assumed 5% return                          1,000.00                  1,022.96                   1.86              .37

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).



OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02105-1713

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Fundamental Investors. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.77 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.84 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by
0.07 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

If you reside in a state other than Virginia, there may be an in-state plan that offers additional tax benefits not available in CollegeAmerica. Talk to your tax adviser. Interests in CollegeAmerica are sold through unaffiliated intermediaries.

"American Funds Proxy Voting Guidelines" -- which describes how we vote proxies relating to portfolio securities -- is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete June 30, 2005, portfolio of Fundamental Investors' investments is available free of charge on the SEC website or upon request by calling AFS.

Fundamental Investors files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This form is available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the form at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of Fundamental Investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

CollegeAmerica is sponsored by
Virginia College Savings Plan(SM)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.


29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
>  Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-910-0805P

Litho in USA KBD/L/8083-S4697

Printed on recycled paper


ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.


ITEM 6 - Schedule of Investments

[logo - American Funds (r)]

FUNDAMENTAL INVESTORS(SM)
Investment portfolio

June 30, 2005                                                        unaudited

                                                                                                                     Market value
Common stocks -- 94.47%                                                                               Shares                (000)


ENERGY -- 17.77%
Suncor Energy Inc.                                                                                18,546,307          $   875,399
Royal Dutch Petroleum Co. (New York registered)                                                    8,925,000              579,233
Exxon Mobil Corp.                                                                                  5,000,000              287,350
Halliburton Co.                                                                                    5,500,000              263,010
Norsk Hydro ASA                                                                                    2,168,000              198,863
Norsk Hydro ASA (ADR)                                                                                700,000               63,504
LUKoil Holding (ADR)                                                                               7,000,000              257,670
Murphy Oil Corp.                                                                                   3,940,000              205,786
Baker Hughes Inc.                                                                                  3,968,000              203,003
ConocoPhillips                                                                                     3,450,000              198,341
CONSOL Energy Inc.(1)                                                                              3,700,000              198,246
Unocal Corp.                                                                                       2,928,664              190,510
Burlington Resources Inc.                                                                          2,781,000              153,622
Chevron Corp.                                                                                      2,470,000              138,122
Imperial Oil Ltd.                                                                                  1,195,880               99,629
Marathon Oil Corp.                                                                                 1,525,000               81,389
Occidental Petroleum Corp.                                                                         1,000,000               76,930
Massey Energy Co.                                                                                  2,011,700               75,881
Shell Canada Ltd.                                                                                  2,538,600               68,042
Reliance Industries Ltd.                                                                           4,485,846               66,338
Oil & Natural Gas Corp. Ltd.                                                                       2,425,000               57,343
Smith International, Inc.                                                                            550,000               35,035
                                                                                                                        4,373,246

INDUSTRIALS -- 12.68%
Deere & Co.                                                                                        5,500,000              360,195
Union Pacific Corp.                                                                                4,200,000              272,160
Caterpillar Inc.                                                                                   2,700,000              257,337
General Electric Co.                                                                               7,100,000              246,015
General Dynamics Corp.                                                                             1,772,900              194,203
Deutsche Post AG                                                                                   8,275,000              193,238
Raytheon Co.                                                                                       4,461,372              174,529
Parker Hannifin Corp.                                                                              2,800,000              173,628
Tyco International Ltd.                                                                            5,750,000              167,900
Boeing Co.                                                                                         2,400,000              158,400
Emerson Electric Co.                                                                               2,200,000              137,786
United Parcel Service, Inc., Class B                                                               1,750,000              121,030
Northrop Grumman Corp.                                                                             2,114,483              116,825
3M Co.                                                                                             1,600,000              115,680
United Technologies Corp.                                                                          1,500,000               77,025
American Standard Inc.                                                                             1,432,300               60,042
Illinois Tool Works Inc.                                                                             657,200               52,366
Avery Dennison Corp.                                                                                 966,400               51,181
Mitsui & Co., Ltd.                                                                                 4,759,000               45,075
Mitsubishi Corp.                                                                                   3,250,000               44,209
Continental Airlines, Inc., Class B(2)                                                             2,300,000               30,544
Southwest Airlines Co.                                                                             1,500,000               20,895
Allied Waste Industries, Inc.(2)                                                                   2,500,000               19,825
Lockheed Martin Corp.                                                                                248,200               16,101
Bombardier Inc., Class B                                                                           7,500,000               15,952
                                                                                                                        3,122,141

FINANCIALS -- 11.74%
Washington Mutual, Inc.                                                                            8,450,000              343,831
Fannie Mae                                                                                         5,567,800              325,160
Citigroup Inc.                                                                                     5,150,000              238,085
Allied Irish Banks, PLC                                                                            9,600,000              205,382
Bank of Ireland                                                                                   10,165,000              164,884
Freddie Mac                                                                                        2,025,000              132,091
AMP Ltd.                                                                                          25,000,202              123,077
Irish Life & Permanent PLC                                                                         7,000,000              122,429
Willis Group Holdings Ltd.                                                                         3,400,000              111,248
Equity Residential                                                                                 3,000,000              110,460
Cullen/Frost Bankers, Inc.                                                                         2,000,000               95,300
American International Group, Inc.                                                                 1,100,000               63,910
Genworth Financial, Inc., Class A                                                                  2,000,000               60,460
Bank of New York Co., Inc.                                                                         2,085,000               60,006
U.S. Bancorp                                                                                       2,000,000               58,400
J.P. Morgan Chase & Co.                                                                            1,550,000               54,746
Wells Fargo & Co.                                                                                    870,000               53,575
Bank Hapoalim Ltd.                                                                                16,255,900               51,098
Independence Community Bank Corp.                                                                  1,366,000               50,446
KBC Groupe SA                                                                                        620,000               48,935
St. George Bank Ltd.                                                                               2,450,279               48,848
Aon Corp.                                                                                          1,767,400               44,256
Mitsubishi Estate Co., Ltd.                                                                        3,750,000               41,302
Raiffeisen International Bank Holding AG(2)                                                          609,100               38,879
Bank of America Corp.                                                                                756,800               34,518
Banco Popolare di Verona e Novara Scrl                                                             2,000,000               34,037
Marsh & McLennan Companies, Inc.                                                                   1,120,000               31,024
Zions Bancorporation                                                                                 350,000               25,736
Chubb Corp.                                                                                          300,000               25,683
Fidelity National Financial, Inc.                                                                    676,000               24,126
Arthur J. Gallagher & Co.                                                                            600,000               16,278
MI Developments Inc., Class A                                                                        500,000               15,775
National Bank of Canada                                                                              230,000               10,198
State Street Corp.                                                                                   200,000                9,650
Marshall & Ilsley Corp.                                                                              205,400                9,130
XL Capital Ltd., Class A                                                                             109,800                8,171
                                                                                                                        2,891,134

INFORMATION TECHNOLOGY -- 9.90%
Microsoft Corp.                                                                                   21,225,000              527,229
Texas Instruments Inc.                                                                            11,963,024              335,802
Automatic Data Processing, Inc.                                                                    4,600,000              193,062
International Business Machines Corp.                                                              2,200,000              163,240
Linear Technology Corp.                                                                            4,000,000              146,760
Intersil Corp., Class A                                                                            7,475,000          $   140,306
Motorola, Inc.                                                                                     7,156,080              130,670
Hitachi, Ltd.                                                                                     20,000,000              121,595
Agilent Technologies, Inc.(2)                                                                      4,000,000               92,080
Sun Microsystems, Inc.(2)                                                                         24,000,000               89,520
Hewlett-Packard Co.                                                                                3,500,000               82,285
Google Inc., Class A(2)                                                                              200,000               58,830
Sabre Holdings Corp., Class A                                                                      2,645,304               52,774
Maxim Integrated Products, Inc.                                                                    1,250,000               47,762
ASML Holding NV(2)                                                                                 2,500,000               39,343
Ceridian Corp.(2)                                                                                  1,900,000               37,012
CDW Corp.                                                                                            545,000               31,114
Electronic Data Systems Corp.                                                                      1,582,700               30,467
Advanced Micro Devices, Inc.(2)                                                                    1,500,000               26,010
Corning Inc.(2)                                                                                    1,520,000               25,262
Murata Manufacturing Co., Ltd.                                                                       300,000               15,290
Cisco Systems, Inc.(2)                                                                               800,000               15,288
Rohm Co., Ltd.                                                                                       150,000               14,478
Affiliated Computer Services, Inc., Class A(2)                                                       250,000               12,775
Microchip Technology Inc.                                                                            270,000                7,997
                                                                                                                        2,436,951

CONSUMER DISCRETIONARY -- 9.44%
Lowe's Companies, Inc.                                                                             6,015,000              350,193
Time Warner Inc.(2)                                                                               17,425,000              291,172
Target Corp.                                                                                       4,890,000              266,065
Limited Brands, Inc.                                                                              10,815,980              231,678
News Corp. Inc.                                                                                   12,290,000              198,852
May Department Stores Co.                                                                          3,500,000              140,560
Best Buy Co., Inc.                                                                                 1,922,000              131,753
Comcast Corp., Class A(2)                                                                          3,600,000              110,520
Comcast Corp., Class A, special nonvoting stock(2)                                                   500,000               14,975
Toyota Motor Corp.                                                                                 3,000,000              107,433
Magna International Inc., Class A                                                                  1,199,300               84,359
Sony Corp.                                                                                         2,200,000               75,807
Walt Disney Co.                                                                                    3,000,000               75,540
General Motors Corp.                                                                               2,100,000               71,400
Starbucks Corp.(2)                                                                                 1,045,000               53,985
Accor SA                                                                                             605,000               28,351
Warner Music Group Corp.(2)                                                                        1,500,000               24,300
IAC/InterActiveCorp(2)                                                                               956,000               22,992
Mattel, Inc.                                                                                         750,000               13,725
Liberty Media Corp., Class A(2)                                                                    1,200,000               12,228
Clear Channel Communications, Inc.                                                                   300,000                9,279
Dollar Tree Stores, Inc.(2)                                                                          350,000                8,400
                                                                                                                        2,323,567

MATERIALS -- 8.36%
Dow Chemical Co.                                                                                   8,836,700              393,498
BHP Billiton Ltd.                                                                                 17,995,030              248,517
Alcoa Inc.                                                                                         7,973,800              208,355
Rio Tinto PLC                                                                                      6,000,000              183,583
Weyerhaeuser Co.                                                                                   2,883,000              183,503
E.I. du Pont de Nemours and Co.                                                                    3,850,000              165,589
Freeport-McMoRan Copper & Gold Inc., Class B                                                       3,500,000              131,040
Potash Corp. of Saskatchewan Inc.                                                                  1,238,400              118,366
International Paper Co.                                                                            3,000,000               90,630
Inco Ltd.                                                                                          1,632,300               61,619
Noranda Inc.                                                                                       3,500,000               59,955
Temple-Inland Inc.                                                                                 1,500,000               55,725
CRH PLC                                                                                            1,918,931               50,911
Lyondell Chemical Co.                                                                              1,450,000               38,309
USX Corp.                                                                                            650,000               22,341
Phelps Dodge Corp.                                                                                   200,000               18,500
Air Products and Chemicals, Inc.                                                                     300,000               18,090
Georgia-Pacific Corp., Georgia-Pacific Group                                                         198,640                6,317
Nitto Denko Corp.                                                                                     60,000                3,442
                                                                                                                        2,058,290

TELECOMMUNICATION SERVICES -- 7.67%
SBC Communications Inc.                                                                           14,250,000              338,438
Verizon Communications Inc.                                                                        5,000,000              172,750
France Telecom, SA                                                                                 5,800,000              169,373
BellSouth Corp.                                                                                    6,100,000              162,077
Telefonica, SA (ADR)                                                                               2,054,000              100,441
Telefonica, SA                                                                                     3,068,000               50,210
China Telecom Corp. Ltd., Class H                                                                400,000,000              144,127
Sprint Corp.                                                                                       5,400,000              135,486
Qwest Communications International Inc.(2)                                                        33,000,000              122,430
Vodafone Group PLC (ADR)                                                                           4,325,000              105,184
Vodafone Group PLC                                                                                 5,850,000               14,252
KDDI Corp.                                                                                            20,000               92,549
AT&T Corp.                                                                                         4,620,000               87,965
O2 PLC(2)                                                                                         33,750,000               82,376
Deutsche Telekom AG                                                                                2,300,000               42,534
Telecom Italia SpA, nonvoting                                                                     15,076,900               39,180
China Netcom Group Corp. Ltd.                                                                     13,000,000               18,904
KT Corp.                                                                                             218,170                8,862
                                                                                                                        1,887,138

HEALTH CARE -- 5.82%
Merck & Co., Inc.                                                                                  8,200,000              252,560
Roche Holding AG                                                                                   1,949,316              246,437
Sanofi-Aventis                                                                                     2,192,600              179,948
Bristol-Myers Squibb Co.                                                                           4,850,000              121,153
Schering-Plough Corp.                                                                              5,950,000              113,407
Eli Lilly and Co.                                                                                  1,950,000              108,635
CIGNA Corp.                                                                                          725,000               77,597
WellPoint, Inc.(2)                                                                                   840,000               58,498
Aetna Inc.                                                                                           560,000               46,379
Abbott Laboratories                                                                                  800,000               39,208
Amgen Inc.(2)                                                                                        500,000               30,230
AstraZeneca PLC (Sweden)                                                                             500,000               20,779
AstraZeneca PLC (ADR)                                                                                190,600                7,864
Forest Laboratories, Inc.(2)                                                                         700,000               27,195
Medco Health Solutions, Inc.(2)                                                                      463,000               24,706
Wyeth                                                                                                500,000               22,250
Elan Corp., PLC (ADR)(2)                                                                           2,500,000               17,050
Medtronic, Inc.                                                                                      300,000               15,537
Guidant Corp.                                                                                        195,500               13,157
Biogen Idec Inc.(2)                                                                                  300,000               10,335
                                                                                                                        1,432,925

CONSUMER STAPLES -- 5.11%
Altria Group, Inc.                                                                                 8,114,800              524,703
ConAgra Foods, Inc.                                                                                5,100,000              118,116
Anheuser-Busch Companies, Inc.                                                                     2,300,000              105,225
PepsiCo, Inc.                                                                                      1,800,000               97,074
Procter & Gamble Co.                                                                               1,800,000               94,950
Walgreen Co.                                                                                       1,585,700               72,926
General Mills, Inc.                                                                                1,404,200               65,703
Coca-Cola Co.                                                                                      1,300,000               54,275
Avon Products, Inc.                                                                                1,340,000               50,719
C&C Group PLC                                                                                      8,357,900               37,580
SYSCO Corp.                                                                                          600,000               21,714
Diageo PLC                                                                                         1,000,000               14,743
                                                                                                                        1,257,728

UTILITIES -- 4.97%
Dominion Resources, Inc.                                                                           3,390,000              248,792
Questar Corp.                                                                                      3,000,000              197,700
Exelon Corp.                                                                                       2,965,000              152,193
Veolia Environnement                                                                               3,059,100              114,882
Duke Energy Corp.                                                                                  3,000,000               89,190
DTE Energy Co.                                                                                     1,606,900               75,155
KeySpan Corp.                                                                                      1,584,000               64,469
Public Service Enterprise Group Inc.                                                               1,000,000               60,820
Pinnacle West Capital Corp.                                                                        1,000,000               44,450
FPL Group, Inc.                                                                                    1,050,000               44,163
Sempra Energy                                                                                      1,000,000               41,310
FirstEnergy Corp.                                                                                    618,000               29,732
E.ON AG                                                                                              300,000               26,717
Tokyo Gas Co., Ltd.                                                                                6,025,000               22,554
Entergy Corp.                                                                                        150,000               11,333
                                                                                                                        1,223,460

MISCELLANEOUS -- 1.01%
Other common stocks in initial period of acquisition                                                                      247,741


Total common stocks (cost: $18,475,737,000)                                                                            23,254,321



                                                                                         Shares or principal
Convertible securities -- 0.65%                                                                       amount


FINANCIALS -- 0.29%
Chubb Corp. 7.00% convertible preferred 2005                                                       1,200,000  units        38,076
Genworth Financial, Inc. 6.00% convertible preferred 2007                                          1,010,000  units        34,693
                                                                                                                           72,769

INFORMATION TECHNOLOGY -- 0.24%
Agilent Technologies, Inc. 3.00% convertible debentures 2021(1,3)                                $10,370,000               10,279
Agilent Technologies, Inc. 3.00% convertible debentures 2021(3)                                  $15,074,000               14,942
Advanced Micro Devices, Inc. 4.75% convertible debentures 2022(3)                                $24,050,000               23,960
ASML Holding NV 5.50% convertible notes 2010                                               Euro    6,000,000                8,685
                                                                                                                           57,866


                                                                                         Shares or principal         Market value
                                                                                                      amount                (000)


MATERIALS -- 0.12%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred(1)                                    31,000            $  28,505


Total convertible securities (cost: $143,177,000)                                                                         159,140



                                                                                            Principal amount
Bonds & notes -- 0.36%                                                                                 (000)


INDUSTRIALS -- 0.32%
Northwest Airlines, Inc. 8.875% 2006                                                               $  29,570               18,925
Northwest Airlines, Inc. 9.875% 2007                                                                  15,335                7,744
Northwest Airlines, Inc. 7.875% 2008                                                                  16,566                6,958
Continental Airlines, Inc. 8.00% 2005                                                                 28,600               28,743
Southwest Airlines Co. 5.25% 2014                                                                     15,000               15,113
                                                                                                                           77,483
CONSUMER DISCRETIONARY -- 0.04%
Delphi Automotive Systems Corp. 7.125% 2029                                                           11,200                7,784
General Motors Corp. 7.125% 2013                                                                       2,540                2,286
General Motors Corp. 7.20% 2011                                                                          915                  851
                                                                                                                           10,921

Total bonds & notes (cost: $106,822,000)                                                                                   88,404



Short-term securities -- 4.53%


Freddie Mac 3.04%-3.08% due 7/26-8/2/2005                                                            169,755              169,325
Wal-Mart Stores Inc. 3.05%-3.31% due 7/12-9/7/2005(1)                                                 95,300               94,992
Hewlett-Packard Co. 3.10%-3.20% due 7/25-7/27/2005(1)                                                 87,800               87,610
Triple-A One Funding Corp. 3.07%-3.26% due 7/6-8/23/2005(1)                                           87,086               86,935
CAFCO, LLC 3.04%-3.07% due 7/6-7/20/2005(1)                                                           49,800               49,746
Ciesco LLC 3.125% due 8/3/2005                                                                        15,600               15,555
Citicorp 3.11% due 7/25/2005                                                                          10,800               10,777
Procter & Gamble Co. 3.15%-3.19% due 8/23-8/25/2005(1)                                                72,401               72,049
Three Pillars Funding, LLC 3.09%-3.40% due 7/1-7/5/2005(1)                                            70,900               70,885
Variable Funding Capital Corp. 3.04%-3.27% due 7/5-8/23/2005(1)                                       57,471               57,392
Clipper Receivables Co., LLC 3.05%-3.32% due 7/8-8/17/2005(1)                                         54,400               54,263
DuPont (E.I.) de Nemours & Co. 3.08%-3.21% due 7/28-8/16/2005                                         50,000               49,835
BellSouth Corp. 3.08%-3.09% due 7/6-7/7/2005(1)                                                       45,500               45,474
Gannett Co. 3.02%-3.19% due 7/29-8/12/2005(1)                                                         45,000               44,867
Park Avenue Receivables Co., LLC 3.07% due 7/8/2005(1)                                                31,800               31,778
Preferred Receivables Funding Corp. 3.07% due 7/13/2005(1)                                             4,249                4,244
PepsiCo Inc. 3.12% due 7/20/2005(1)                                                                   29,475               29,424
Hershey Foods Corp. 3.05%-3.12% due 7/21-8/12/2005(1)                                                 27,600               27,527
Edison Asset Securitization LLC 3.15% due 8/5/2005(1)                                                 22,300               22,230
Coca-Cola Co. 3.07% due 7/26/2005                                                                     20,700               20,654
Scripps (E.W.) Co. 3.24% due 8/10/2005(1)                                                             17,100               17,037
Colgate-Palmolive Co. 3.17% due 7/14/2005(1)                                                          17,000               16,979
NetJets Inc. 3.19% due 8/19/2005(1)                                                                   10,000                9,957
Abbott Laboratories Inc. 3.00% due 7/6/2005(1)                                                         9,000                8,996
International Bank for Reconstruction and Development 3.03% due 8/5/2005                               8,900                8,873
International Business Machines Corp. 3.00% due 7/12/2005                                              6,500                6,493



Total short-term securities (cost: $1,113,872,000)                                                                      1,113,897

Total investment securities (cost: $19,839,608,000)                                                                    24,615,762
Other assets less liabilities                                                                                               (997)

Net assets                                                                                                            $24,614,765


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,069,415,000, which represented 4.34% of the net assets of the fund.
(2) Security did not produce income during the last 12 months.
(3) Coupon rate may change periodically.

ADR = American Depositary Receipts


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered ``interested persons'' of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Nominating Committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a) (1) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(a) (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.





                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FUNDAMENTAL INVESTORS, INC.


By /s/ James F. Rothenberg
------------------------------------------
James F. Rothenberg, Vice Chairman and PEO

Date: September 7, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ James F. Rothenberg
------------------------------------------
James F. Rothenberg, Vice Chairman and PEO

Date: September 7, 2005



By /s/ Sheryl F. Johnson
------------------------------------
Sheryl F. Johnson, Treasurer and PFO

Date: September 7, 2005